Interest and other expense, net	12 Months Ended
Sep. 30, 2020
Other Income and Expenses [Abstract]
Interest and other expense, net
Note 15 — Interest and other expense, net
Interest and other expen
s
e, net, consists of the following:

	Year Ended September 30,
	2020	2019	2018
Interest income	$(4,233)	$(6,225)	$(6,602)
Interest expense(1)	10,427	3,911	2,764
Foreign exchange loss	3,382	7,860	6,173
Other, net	1,860	(3,687)	4,431

	$11,436	$1,859	$6,766

(1)	For further details, see Note 13 to the consolidated financial statements.